TAX STATUS OF THE PLAN - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
TAX STATUS OF THE PLAN	TAX STATUS OF THE PLAN
The Plan has received a determination letter from the Internal Revenue Service (“IRS”) dated March 16, 2018, stating that the Plan is qualified under Section 401(a) of the Internal Revenue Code (the “Code”). Subsequent to this determination, the Plan was amended. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status. The Plan Administrator believes that the Plan has been designed to comply with, and is operating in accordance with, the applicable requirements of the Code and, therefore, believes the Plan, as amended, is qualified and the related trust is tax-exempt.
GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Sponsor has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

EBP, Tax Status [Line Items]
TAX STATUS OF THE PLAN	TAX STATUS OF THE PLAN
The Plan has received a determination letter from the Internal Revenue Service (“IRS”) dated March 16, 2018, stating that the Plan is qualified under Section 401(a) of the Internal Revenue Code (the “Code”). Subsequent to this determination, the Plan was amended. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status. The Plan Administrator believes that the Plan has been designed to comply with, and is operating in accordance with, the applicable requirements of the Code and, therefore, believes the Plan, as amended, is qualified and the related trust is tax-exempt.
GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Sponsor has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.